Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Total for all related parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 162,334	$ 78,310
Purchases of goods, related party transactions	640,893	1,321,988
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	61,650	0
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	56,642	55,311
Purchases of goods, related party transactions	448,046	1,229,939
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	44,042	21,754
Purchases of goods, related party transactions	230	312
Geely
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	0	1,245
Purchases of goods, related party transactions	186,650	84,815
Renault Korea Motors Co. Ltd
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	5,135	0
Zheijiang C2M Digital Technology Co. Ltd
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	815	0
Wuxi InfiMotion Propulsion Technology Co., Ltd.,
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ 17	$ 6,922